Investment Strategy	Mar. 31, 2026
PGIM Conservative Retirement Spending Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds are primarily mutual funds and ETFs within the PGIM Funds family but may also include mutual funds and ETFs that are not within the PGIM Funds family (for example, to expand the strategies covered by the Underlying Funds). The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that invest in a portfolio of fixed income and equity securities and non-traditional asset classes. Under normal circumstances, the Fund will invest approximately 60% (which may range from 50% to 70%) of its total assets in Underlying Funds that invest primarily in fixed income securities and invest the remainder of the Fund’s total assets in Underlying Funds that invest primarily in equity securities and non-traditional asset classes. The subadviser will monitor the Fund’s investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class and, without prior notification to shareholders, will make changes to the Fund’s asset allocations as it deems appropriate in seeking to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.” The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international and emerging markets equity. Underlying Funds may gain exposure to non-traditional asset classes through investments in securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), infrastructure and commodity-related instruments as well as derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.
PGIM Moderate Retirement Spending Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds are primarily mutual funds and ETFs within the PGIM Funds family but may also include mutual funds and ETFs that are not within the PGIM Funds family (for example, to expand the strategies covered by the Underlying Funds). The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that invest in a portfolio of equity and fixed income securities and non-traditional asset classes. Under normal circumstances, the Fund will invest approximately 60% (which may range from 50% to 70%) of its total assets in Underlying Funds that invest primarily in equity securities and non-traditional asset classes and invest the remainder of the Fund’s total assets in Underlying Funds that invest primarily in fixed income securities. The subadviser will monitor the Fund’s investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class and, without prior notification to shareholders, will make changes to the Fund’s asset allocations as it deems appropriate in seeking to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international and emerging markets equity. Underlying Funds may gain exposure to non-traditional asset classes through investments in securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), infrastructure and commodity-related instruments as well as derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.”
PGIM Enhanced Retirement Spending Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds are primarily mutual funds and ETFs within the PGIM Funds family but may also include mutual funds and ETFs that are not within the PGIM Funds family (for example, to expand the strategies covered by the Underlying Funds). The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that invest in a portfolio of equity securities and non-traditional asset classes. Under normal circumstances, the Fund will invest approximately 80% (which may range from 70% to 90%) of its total assets in Underlying Funds that invest primarily in equity securities and non-traditional asset classes and invest the remainder of the Fund’s total assets in Underlying Funds that invest primarily in fixed income securities. The subadviser will monitor the Fund’s investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class and, without prior notification to shareholders, will make changes to the Fund’s asset allocations as it deems appropriate in seeking to meet the Fund’s investment objective in light of market and economic conditions and such other factors as it deems relevant. The investments held by Underlying Funds that provide exposure to equities may include U.S. large-cap equity, mid-cap equity and small-cap equity, as well as international and emerging markets equity. Underlying Funds may gain exposure to non-traditional asset classes through investments in securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), infrastructure and commodity-related instruments as well as derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Underlying Funds that provide exposure to fixed income may invest primarily in bonds, including below investment grade bonds, commonly known as “junk bonds.”
PGIM Short Duration Muni Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets in municipal bonds that pay interest which is exempt from regular federal personal income tax. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund’s investments may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”). Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of approximately four years or less. The Fund’s weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. Municipal bonds in which the Fund invests include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody's Investors Service, Inc. (“Moody's”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or “junk bonds.” High yield or junk bonds are rated Ba1 or lower by Moody’s or BB+ or lower by S&P, or comparably rated by another NRSRO, and unrated debt obligations that the subadviser believes are comparable in quality. Lower rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds. The Fund may invest in obligations the interest and/or principal payments on which are insured by the bond insurers or other parties. The Fund may invest without limit in securities that generate income subject to the AMT. The Fund generally emphasizes revenue bonds over general obligation bonds. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer’s general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. In determining which securities to buy and sell, the subadviser considers, among other things, fundamental research, yield, maturity, issue and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The subadviser may trade securities based on its outlook on interest rates. The subadviser also seeks to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings. The Fund may use derivatives to manage its duration to hedge against losses, and to try to improve returns.
PGIM US Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income, such as capital gains. The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in the equity-related securities of real estate companies operating in the United States, principally real estate investment trusts (“REITs”) and other real estate securities. The Fund may invest up to 20% of its investable assets in other securities, including equity-related securities of foreign real estate companies. The Fund concentrates its investments (i.e., invests at least 25% of its total assets) in the real estate sector. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The subadviser’s approach to real estate investing is value-oriented based upon real estate fundamentals and assessments of management teams. The subadviser emphasizes both quantitative and qualitative investment analysis, and focuses on valuation relative to a company’s underlying real estate assets as well as a company’s on-going concern valuation. Through detailed company research that includes regular management visits, property tours and financial analysis, the subadviser analyzes the quality of real estate asset cash flows and sustainability and growth of company dividends. The subadviser also evaluates the company’s strategy, management’s track record, incentives and ability to create long term shareholder value. Approximately 10% of institutional quality commercial real estate is publicly traded, and the subadviser believes public real estate securities managers need a firm understanding of the other 90%—the private real estate markets—to successfully add value. Decisions to sell portfolio securities are based on relative analysis which entails examination of a variety of factors. The decision to sell a security is based on the subadviser’s assessment of relative risk adjusted return for the security.
Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in the equity-related securities of real estate companies operating in the United States, principally real estate investment trusts (“REITs”) and other real estate securities.